STOCK-BASED COMPENSATION - Additional Information (Detail) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Time-Based Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (in shares)	2,100	4,000
Performance-Based Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (in shares)	2,100	1,700
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs granted (in shares)	4,230	5,789
Unrecognized Compensation Cost	$ 26,300	$ 24,272	$ 0
Remaining recognition period (in years)	2 years 2 months 12 days	2 years 7 months 6 days